Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
First Trust EIP Power Solutions ETF | First Trust EIP Power Solutions ETF
Prospectus [Line Items]
Annual Return [Percent]	22.45%	(3.02%)	5.24%	12.36%	8.70%